FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-04892

                           Templeton Growth Fund, Inc.
               (Exact name of registrant as specified in charter)

        500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091
               (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500
                                                    --------------

Date of fiscal year end:   8/31
                         -----------

Date of reporting period:  05/31/07
                           ---------


Item 1. Schedule of Investments.



Templeton Growth Fund, Inc.

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments .................................................    3

Notes to Statement of Investments ........................................    7

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

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

Templeton Growth Fund, Inc.

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                           INDUSTRY                      SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 93.2%
    BERMUDA 0.6%
    ACE Ltd. ...........................................                  Insurance                     3,700,000   $   227,809,000
                                                                                                                    ----------------
    CANADA 0.5%
    BCE Inc. ...........................................    Diversified Telecommunication Services      6,000,000       221,575,599
                                                                                                                    ----------------
    FINLAND 1.7%
    Stora Enso OYJ, R ..................................           Paper & Forest Products             19,000,000       362,800,690
    UPM-Kymmene OYJ ....................................           Paper & Forest Products             13,000,000       336,923,842
                                                                                                                    ----------------
                                                                                                                        699,724,532
                                                                                                                    ----------------
    FRANCE 5.7%
    Accor SA ...........................................        Hotels, Restaurants & Leisure           3,000,000       278,993,610
    France Telecom SA ..................................    Diversified Telecommunication Services     14,000,000       430,096,646
    Peugeot SA .........................................                 Automobiles                    6,000,000       475,471,963
    Sanofi-Aventis .....................................               Pharmaceuticals                  7,000,000       675,004,942
    Total SA, B ........................................         Oil, Gas & Consumable Fuels            5,350,000       403,156,733
                                                                                                                    ----------------
                                                                                                                      2,262,723,894
                                                                                                                    ----------------
    GERMANY 6.7%
    Bayerische Motoren Werke AG ........................                 Automobiles                   10,000,000       667,846,084
    Deutsche Post AG ...................................           Air Freight & Logistics             15,000,000       477,571,177
  a Infineon Technologies AG ...........................   Semiconductors & Semiconductor Equipment    15,000,000       233,133,859
    Muenchener Rueckversicherungs-Gesellschaft AG ......                  Insurance                     2,100,000       393,925,574
    Siemens AG .........................................           Industrial Conglomerates             7,000,000       921,231,975
                                                                                                                    ----------------
                                                                                                                      2,693,708,669
                                                                                                                    ----------------
    HONG KONG 1.0%
    Cheung Kong (Holdings) Ltd. ........................                 Real Estate                   14,000,800       181,279,008
    Hong Kong Electric Holdings Ltd. ...................              Electric Utilities               20,000,000       103,351,562
    Swire Pacific Ltd., A ..............................                 Real Estate                    9,190,000       103,454,145
                                                                                                                    ----------------
                                                                                                                        388,084,715
                                                                                                                    ----------------
    ITALY 3.6%
    Eni SpA ............................................         Oil, Gas & Consumable Fuels            9,000,000       318,273,133
    Intesa Sanpaolo SpA ................................               Commercial Banks                55,000,000       419,640,945
    Mediaset SpA .......................................                    Media                      16,000,000       171,597,285
    UniCredito Italiano SpA ............................               Commercial Banks                55,000,000       516,224,973
                                                                                                                    ----------------
                                                                                                                      1,425,736,336
                                                                                                                    ----------------
    JAPAN 5.3%
    FUJIFILM Holdings Corp. ............................         Leisure Equipment & Products           8,000,000       331,306,491
    Hitachi Ltd. .......................................      Electronic Equipment & Instruments       24,000,000       176,302,383
    Konica Minolta Holdings Ltd. .......................              Office Electronics               20,000,000       271,980,279
    Mitsubishi UFJ Financial Group Inc. ................               Commercial Banks                    44,000       506,162,695
    Nomura Holdings Inc. ...............................               Capital Markets                  7,000,067       143,222,406
    Shinsei Bank Ltd. ..................................               Commercial Banks                60,000,000       263,270,337
    Sumitomo Mitsui Financial Group Inc. ...............               Commercial Banks                    22,000       213,311,422
    Takeda Pharmaceutical Co. Ltd. .....................               Pharmaceuticals                  3,000,000       201,396,878
                                                                                                                    ----------------
                                                                                                                      2,106,952,891
                                                                                                                    ----------------


                                          Quarterly Statement of Investments | 3

Templeton Growth Fund, Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                           INDUSTRY                      SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    MEXICO 0.5%
    Telefonos de Mexico SA de CV, L, ADR ...............    Diversified Telecommunication Services      5,284,800   $   213,717,312
                                                                                                                    ----------------
    NETHERLANDS 4.5%
    ING Groep NV .......................................        Diversified Financial Services         16,000,000       712,871,532
    Koninklijke Philips Electronics NV .................              Household Durables               12,000,000       510,270,472
    Reed Elsevier NV ...................................                    Media                      30,000,000       597,468,590
                                                                                                                    ----------------
                                                                                                                      1,820,610,594
                                                                                                                    ----------------
    SOUTH AFRICA 0.5%
    Sappi Ltd. .........................................           Paper & Forest Products             11,000,000       205,457,507
                                                                                                                    ----------------
    SOUTH KOREA 4.3%
    Hyundai Motor Co. Ltd. .............................                 Automobiles                    3,000,000       212,449,475
    Kookmin Bank .......................................               Commercial Banks                 4,700,000       426,052,277
    KT Corp., ADR ......................................    Diversified Telecommunication Services     13,140,600       316,031,430
    Samsung Electronics Co. Ltd. .......................   Semiconductors & Semiconductor Equipment       870,920       502,228,186
    SK Telecom Co. Ltd. ................................     Wireless Telecommunication Services          300,000        65,319,321
    SK Telecom Co. Ltd., ADR ...........................     Wireless Telecommunication Services        7,000,000       188,020,000
                                                                                                                    ----------------
                                                                                                                      1,710,100,689
                                                                                                                    ----------------
    SPAIN 0.5%
    Repsol YPF SA ......................................         Oil, Gas & Consumable Fuels            6,000,000       220,013,771
                                                                                                                    ----------------
    SWEDEN 0.8%
    Svenska Cellulosa AB, B ............................           Paper & Forest Products             17,578,647       304,258,517
                                                                                                                    ----------------
    SWITZERLAND 3.1%
    Nestle SA ..........................................                Food Products                   1,000,000       389,451,339
    Novartis AG ........................................               Pharmaceuticals                  7,000,000       393,492,815
    Swiss Reinsurance Co. ..............................                  Insurance                     1,000,000        95,199,216
    UBS AG .............................................               Capital Markets                  5,400,000       352,269,759
                                                                                                                    ----------------
                                                                                                                      1,230,413,129
                                                                                                                    ----------------
    UNITED KINGDOM 15.0%
    Aviva PLC ..........................................                  Insurance                    31,000,000       489,812,405
    BP PLC .............................................         Oil, Gas & Consumable Fuels           55,508,778       620,427,169
    British Sky Broadcasting Group PLC .................                    Media                      27,331,095       357,162,753
    Compass Group PLC ..................................        Hotels, Restaurants & Leisure          68,389,574       510,500,819
    GlaxoSmithKline PLC ................................               Pharmaceuticals                 22,000,000       570,636,006
    HSBC Holdings PLC ..................................               Commercial Banks                41,999,897       777,247,943
    National Grid PLC ..................................               Multi-Utilities                    856,917        13,285,127
    Pearson PLC ........................................                    Media                      22,000,000       391,168,804
  a Rolls-Royce Group PLC ..............................             Aerospace & Defense               16,000,000       157,766,401
  a Rolls-Royce Group PLC, B ...........................             Aerospace & Defense              947,200,000         1,922,342
    Royal Bank of Scotland Group PLC ...................               Commercial Banks                49,560,000       615,758,226
    Royal Dutch Shell PLC, B ...........................         Oil, Gas & Consumable Fuels           18,000,000       679,654,807
  b Standard Life Assurance Co., 144A ..................                  Insurance                    27,035,210       184,008,400
    Vodafone Group PLC .................................     Wireless Telecommunication Services      203,121,749       635,446,086
                                                                                                                    ----------------
                                                                                                                      6,004,797,288
                                                                                                                    ----------------


4 | Quarterly Statement of Investments

Templeton Growth Fund, Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                           INDUSTRY                      SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    UNITED STATES 38.9%
    Accenture Ltd., A ..................................                 IT Services                   11,000,000   $   450,340,000
    American International Group Inc. ..................                  Insurance                    10,500,000       759,570,000
  a Amgen Inc. .........................................                Biotechnology                   7,500,000       422,475,000
    The Bank of New York Co. Inc. ......................               Capital Markets                  8,000,000       324,480,000
  a Boston Scientific Corp. ............................       Health Care Equipment & Supplies        33,000,000       517,110,000
    Bristol-Myers Squibb Co. ...........................               Pharmaceuticals                 12,000,000       363,720,000
  a Cadence Design Systems Inc. ........................                   Software                    10,000,000       227,100,000
a,c Chico's FAS Inc. ...................................               Specialty Retail                12,500,000       340,500,000
  a Comcast Corp., A ...................................                    Media                      15,000,000       407,700,000
  a The DIRECTV Group Inc. .............................                    Media                         850,667        19,871,581
  c Eastman Kodak Co. ..................................         Leisure Equipment & Products          17,000,000       431,120,000
    El Paso Corp. ......................................         Oil, Gas & Consumable Fuels           28,000,000       477,120,000
    Electronic Data Systems Corp. ......................                 IT Services                   14,000,000       403,340,000
  a Expedia Inc. .......................................          Internet & Catalog Retail            10,000,000       240,300,000
    Florida East Coast Industries Inc. .................                 Road & Rail                      470,546        39,398,817
    General Electric Co. ...............................           Industrial Conglomerates            22,000,000       826,760,000
    Harley-Davidson Inc. ...............................                 Automobiles                    3,500,000       213,815,000
    International Paper Co. ............................           Paper & Forest Products              8,000,000       313,360,000
a,c Interpublic Group of Cos. Inc. .....................                    Media                      33,000,000       387,750,000
    Merck & Co. Inc. ...................................               Pharmaceuticals                  9,000,000       472,050,000
    Microsoft Corp. ....................................                   Software                    30,000,000       920,100,000
    News Corp., A ......................................                    Media                      40,000,000       883,600,000
  a Oracle Corp. .......................................                   Software                    40,000,000       775,200,000
    Pfizer Inc. ........................................               Pharmaceuticals                 32,000,000       879,680,000
    Raytheon Co. .......................................             Aerospace & Defense                6,000,000       333,600,000
  c Seagate Technology .................................           Computers & Peripherals             32,054,170       659,995,360
    Sprint Nextel Corp. ................................     Wireless Telecommunication Services       20,162,200       460,706,270
a,c Tenet Healthcare Corp. .............................       Health Care Providers & Services        35,000,000       243,250,000
    The St. Joe Co. ....................................                 Real Estate                    1,415,700        74,097,738
    Time Warner Inc. ...................................                    Media                      29,000,000       619,730,000
    Torchmark Corp. ....................................                  Insurance                     2,817,000       197,499,870
    Tyco International Ltd. ............................           Industrial Conglomerates            26,000,000       867,360,000
  a Viacom Inc., B .....................................                    Media                      15,000,000       673,800,000
    Willis Group Holdings Ltd. .........................                  Insurance                     7,000,000       324,170,000
                                                                                                                    ----------------
                                                                                                                     15,550,669,636
                                                                                                                    ----------------
    TOTAL COMMON STOCKS
      (COST $27,947,672,884) ...........................                                                             37,286,354,079
                                                                                                                    ----------------


                                          Quarterly Statement of Investments | 5

Templeton Growth Fund, Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT d         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 6.4%
    GOVERNMENT AND AGENCY SECURITIES 5.4%
    UNITED STATES 5.4%
  e FHLB, 6/01/07 - 11/01/07 ...........................                                          712,153,000       $   710,887,174
  e FHLMC, 6/18/07 - 9/21/07 ...........................                                          397,080,000           393,099,246
  e FNMA, 7/03/07 - 12/31/07 ...........................                                        1,064,919,000         1,048,466,323
                                                                                                                    ----------------
    TOTAL GOVERNMENT AND AGENCY
      SECURITIES (COST $2,152,263,983) .................                                                              2,152,452,743
                                                                                                                    ----------------
    TIME DEPOSITS 1.0%
    IRELAND 0.7%
    Bank of Scotland, Time Deposit,
      3.86% - 3.89%, 6/01/07 - 6/11/07 .................                                          200,000,000 EUR       268,207,502
                                                                                                                    ----------------
    UNITED KINGDOM 0.3%
    Barclays Bank PLC, Time Deposit,
      3.84%, 6/01/07 ...................................                                          102,180,000 EUR       137,345,245
                                                                                                                    ----------------
    TOTAL TIME DEPOSITS
      (COST $405,486,499) ..............................                                                                405,552,747
                                                                                                                    ----------------
    TOTAL SHORT TERM INVESTMENTS
      (COST $2,557,750,482) ............................                                                              2,558,005,490
                                                                                                                    ----------------
    TOTAL INVESTMENTS
      (COST $30,505,423,366) 99.6% .....................                                                             39,844,359,569
    OTHER ASSETS, LESS LIABILITIES 0.4% ................                                                                161,499,429
                                                                                                                    ----------------
    NET ASSETS 100.0% ..................................                                                            $40,005,858,998
                                                                                                                    ================

CURRENCY ABBREVIATION

EUR - Euro

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association

a Non-income producing for the twelve months ended May 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At May 31, 2007, the value of this security was $184,008,400, representing 0.46% of net assets.

c See Note 4 regarding holdings of 5% voting securities.

d The principal amount is stated in U.S. dollars unless otherwise indicated.

e A portion of the security is traded on a discount basis with no stated coupon rate.


6 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Templeton Growth Fund, Inc.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Growth Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Short term investments are valued at cost.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are


                                          Quarterly Statement of Investments | 7

Templeton Growth Fund, Inc.

2. SECURITY VALUATION (CONTINUED)

measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.

3. INCOME TAXES

At May 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...................................   $30,521,696,447
                                                          ================

Unrealized appreciation ...............................   $ 9,546,676,182
Unrealized depreciation ...............................      (224,013,060)
                                                          ----------------
Net unrealized appreciation (depreciation) ............   $ 9,322,663,122
                                                          ================

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the nine months ended May 31, 2007, were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                                      NUMBER OF                               NUMBER OF
                                     SHARES HELD                             SHARES HELD                                 REALIZED
                                    AT BEGINNING     GROSS       GROSS         AT END       VALUE AT END   INVESTMENT     CAPITAL
NAME OF ISSUER                         OF YEAR     ADDITIONS   REDUCTIONS     OF PERIOD      OF PERIOD       INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
Chico's FAS, Inc. ................           --    12,500,000          --    12,500,000    $  340,500,000  $        --  $        --
Eastman Kodak Co. ................   17,000,000            --          --    17,000,000       431,120,000    8,500,000           --
Interpublic Group of Cos. Inc. ...   33,000,000            --          --    33,000,000       387,750,000           --           --
Sappi Ltd. .......................   14,000,000            --  (3,000,000)   11,000,000 a     205,457,507    4,221,797   12,740,759
Seagate Technology ...............   19,052,400    13,001,770          --    32,054,170       659,995,360    6,600,000           --
Tenet Healthcare Corp. ...........   35,000,000            --          --    35,000,000       243,250,000           --           --
Willis Group Holdings Ltd. .......    9,000,000            --  (2,000,000)    7,000,000 a     324,170,000    6,186,250    6,432,016
                                                                                           -----------------------------------------
TOTAL AFFILIATED SECURITIES (6.48% of Net Assets) .....................................    $2,592,242,867  $25,508,047  $19,172,775
                                                                                           =========================================

a As of May 31, 2007 no longer an affiliate.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


8 | Quarterly Statement of Investments










Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Growth Fund, Inc.


By /s/JIMMY D. GAMBILL
  -----------------------
  Jimmy D. Gambill
  Chief Executive Officer -
  Finance and Administration
Date  July 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
  Jimmy D. Gambill
  Chief Executive Officer -
  Finance and Administration
Date  July 26, 2007


By /s/GALEN G. VETTER
  -----------------------
  Galen G. Vetter
  Chief Financial Officer
Date  July 26, 2007